Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2026

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.4%
Hawaii — 98.0%
	Hawaii County, GO
$500	5.000%, 09/01/31	$556
800	5.000%, 09/01/37	903
650	5.000%, 09/01/38	728
525	5.000%, 09/01/40	571
500	5.000%, 09/01/44	539
1,060	4.000%, 09/01/42	1,061
	Hawaii County, Ser A, GO
140	5.000%, 09/01/35	149
345	5.000%, 09/01/36	350
500	4.000%, 09/01/35	500
170	4.000%, 09/01/36	173
1,500	4.000%, 09/01/40	1,500
	Hawaii State, Airports System Authority, Ser A, RB, AMT
390	5.000%, 07/01/31	405
1,000	5.000%, 07/01/36	1,072
1,735	5.000%, 07/01/43	1,761
525	5.000%, 07/01/47	531
2,000	5.000%, 07/01/48	2,006
2,525	5.000%, 07/01/51	2,534
1,230	4.000%, 07/01/35	1,231
2,800	4.000%, 07/01/39	2,712
	Hawaii State, Airports System Authority, Ser B, RB
1,225	5.000%, 07/01/36	1,393
	Hawaii State, Airports System Authority, Ser D, RB
525	5.000%, 07/01/33	567
420	5.000%, 07/01/34	452
2,000	5.000%, 07/01/42	2,192
1,000	4.000%, 07/01/37	1,010
260	4.000%, 07/01/39	261
	Hawaii State, Department of Budget & Finance, RB
2,700	5.000%, 07/01/28	2,826
3,450	5.000%, 07/01/29	3,679
215	5.000%, 07/01/30	233
2,300	5.000%, 07/01/31	2,519
1,500	5.000%, 07/01/34	1,675

March 31, 2026	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,455	5.000%, 07/01/36	$1,631
550	5.000%, 07/01/39	600
665	4.000%, 01/01/27	667
350	4.000%, 01/01/28	353
250	4.000%, 01/01/31	251
270	4.000%, 01/01/32	270
900	4.000%, 07/01/43	888
435	3.000%, 01/01/34	398
600	3.000%, 01/01/35	540
585	3.000%, 01/01/36	516
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
530	5.000%, 11/01/26	538
680	5.000%, 11/01/29	704
500	5.000%, 11/01/30	518
350	5.000%, 11/01/31	362
	Hawaii State, Department of Hawaiian Home Lands, RB
75	5.000%, 04/01/26	75
335	5.000%, 04/01/29	343
915	5.000%, 04/01/30	936
800	5.000%, 04/01/32	817
40	3.000%, 04/01/32	40
	Hawaii State, Department of Transportation, Airports System, COP, AMT
570	5.250%, 08/01/26	571
2,075	5.000%, 08/01/28	2,077
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
220	4.000%, 07/01/35	221
	Hawaii State, Harbor System Revenue, Ser C, RB
1,280	4.000%, 07/01/32	1,324
100	4.000%, 07/01/34	102
500	4.000%, 07/01/37	505
790	4.000%, 07/01/38	796
2,160	4.000%, 07/01/39	2,169
2,000	4.000%, 07/01/40	1,998
	Hawaii State, Highway Revenue, RB
60	5.000%, 01/01/35	65
505	5.000%, 01/01/37	541
60	5.000%, 01/01/38	64
90	5.000%, 01/01/39	96
410	5.000%, 01/01/40	434
240	5.000%, 01/01/41	253

March 31, 2026	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Highway Revenue, Ser A, RB
$610	5.000%, 01/01/30	$648
520	5.000%, 01/01/36	545
750	4.000%, 01/01/34	751
1,510	4.000%, 01/01/35	1,512
335	4.000%, 01/01/36	335
	Hawaii State, Housing Finance & Development, Ser A, RB
1,250	4.950%, 04/01/29	1,277
1,065	4.750%, 10/01/27	1,079
1,250	4.700%, 07/01/50	1,226
750	4.500%, 07/01/45	743
4,410	4.000%, 09/01/33	4,412
4,035	3.750%, 01/01/31	4,036
2,520	3.300%, 12/01/29 (A)	2,534
	Hawaii State, Ser EY, GO
35	5.000%, 10/01/27	35
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	50
1,125	3.000%, 04/01/32	1,094
	Hawaii State, Ser FH, GO
295	4.000%, 10/01/31	297
	Hawaii State, Ser FK, GO
1,125	4.000%, 05/01/36	1,129
	Hawaii State, Ser FN-REF, GO
1,160	5.000%, 10/01/29	1,201
920	5.000%, 10/01/30	951
	Hawaii State, Ser FT, GO
260	5.000%, 01/01/30	271
1,345	5.000%, 01/01/31	1,398
450	5.000%, 01/01/36	464
	Hawaii State, Ser FW, GO
625	5.000%, 01/01/33	660
2,110	5.000%, 01/01/39	2,192
685	4.000%, 01/01/37	691
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	242
140	5.000%, 07/01/36	156
400	5.000%, 07/01/42	433
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/30	109
400	5.000%, 07/01/34	444

March 31, 2026	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$600	5.000%, 07/01/43	$650
400	4.000%, 07/01/36	409
1,000	4.000%, 07/01/40	1,007
1,000	4.000%, 07/01/44	983
2,075	4.000%, 07/01/46	2,038
	Honolulu Hawaii City & County, GO
235	5.000%, 09/01/30	248
270	4.000%, 09/01/33	275
295	4.000%, 09/01/40	296
200	4.000%, 09/01/43	199
1,085	3.250%, 07/01/35	1,065
200	3.250%, 07/01/36	191
785	3.000%, 07/01/33	764
1,330	3.000%, 07/01/34	1,275
	Honolulu Hawaii City & County, RB
325	5.000%, 05/01/29 (A)	337
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
1,565	5.000%, 06/01/27 (A)	1,571
	Honolulu Hawaii City & County, Ser A, GO
90	5.000%, 09/01/29	95
500	5.000%, 07/01/31	555
580	5.000%, 09/01/35	595
200	5.000%, 07/01/37	225
65	5.000%, 09/01/37	68
1,390	5.000%, 09/01/38	1,441
1,000	5.000%, 07/01/41	1,094
1,100	5.000%, 09/01/42	1,132
1,055	4.000%, 07/01/33	1,099
810	4.000%, 07/01/34	837
1,220	4.000%, 09/01/37	1,222
1,035	4.000%, 07/01/41	1,036
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	91
1,100	5.000%, 07/01/31	1,220
1,050	5.000%, 07/01/32	1,180
665	5.000%, 07/01/37	722
	Honolulu Hawaii City & County, Ser C, GO
975	5.000%, 08/01/34	1,035
1,075	5.000%, 07/01/38	1,137
1,000	5.000%, 08/01/44	1,030
620	5.000%, 07/01/45	640
2,175	4.000%, 10/01/33	2,180

March 31, 2026	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$180	4.000%, 07/01/39	$181
500	4.000%, 08/01/39	501
725	4.000%, 07/01/40	727
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	676
310	5.000%, 07/01/34	334
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,580	5.250%, 07/01/53	1,648
1,050	5.000%, 07/01/32	1,119
320	5.000%, 07/01/33	340
610	5.000%, 07/01/34	686
130	5.000%, 07/01/36	137
810	5.000%, 07/01/37	904
1,125	5.000%, 07/01/38	1,255
1,015	5.000%, 07/01/39	1,114
1,060	5.000%, 07/01/40	1,156
500	5.000%, 07/01/49	519
350	4.000%, 07/01/39	356
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/34	555
205	5.000%, 07/01/35	206
550	5.000%, 07/01/37	565
90	5.000%, 07/01/47	93
60	4.000%, 07/01/33	61
1,045	4.000%, 07/01/37	1,052
1,000	4.000%, 07/01/38	1,004
500	4.000%, 07/01/42	490
1,000	4.000%, 07/01/44	978
2,990	4.000%, 07/01/49	2,709
1,000	3.000%, 07/01/46	802
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
1,020	5.250%, 07/01/40	1,155
750	5.250%, 07/01/50	798
1,005	5.000%, 07/01/42	1,099
115	4.000%, 07/01/33	115
	Kauai County, Community Facilities District, GO
1,300	5.000%, 05/15/49	1,279
1,000	5.000%, 05/15/51	977

March 31, 2026	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Kauai County, GO
$175	5.000%, 08/01/27	$181
140	5.000%, 08/01/28	144
265	5.000%, 08/01/30	288
1,020	5.000%, 08/01/31	1,128
1,520	5.000%, 08/01/32	1,702
1,325	5.000%, 08/01/33	1,497
390	5.000%, 08/01/37	398
375	4.000%, 08/01/32	380
135	4.000%, 08/01/33	136
20	3.000%, 08/01/34	19
20	3.000%, 08/01/38	18
	Maui County, GO
500	5.000%, 03/01/29	535
245	5.000%, 09/01/29	259
165	5.000%, 03/01/30	180
500	5.000%, 09/01/32	562
300	5.000%, 03/01/34	332
150	5.000%, 03/01/35	161
140	5.000%, 03/01/36	149
1,015	5.000%, 09/01/37	1,145
405	5.000%, 03/01/38	436
150	5.000%, 03/01/40	157
20	5.000%, 03/01/42	21
540	4.000%, 03/01/36	551
685	4.000%, 03/01/37	695
1,080	3.250%, 09/01/36	1,027
65	3.125%, 06/01/31	65
400	3.000%, 03/01/31	397
235	3.000%, 09/01/33	230
	University of Hawaii, Ser B, RB
1,030	3.000%, 10/01/28	1,032
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	726
325	4.000%, 10/01/33	336
105	3.000%, 10/01/30	104
750	3.000%, 10/01/36	697
	University of Hawaii, Ser E, RB
500	5.000%, 10/01/32	507
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	617

March 31, 2026	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$2,425	5.000%, 10/01/35	$2,487

		163,499

Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19

Wisconsin — 0.4%
	Public Finance Authority, RB
325	5.000%, 11/15/35	352
	Public Finance Authority, Ser A, RB
250	5.000%, 07/01/28 (B)	254

		606

TOTAL MUNICIPAL BONDS (Cost $167,416)		164,124

Shares
	CASH EQUIVALENT — 0.8%
	First American Treasury Obligations Fund, Cl X, 3.596% (C)
1,329,593	(Cost $1,330)	1,330

TOTAL INVESTMENTS (Cost $168,746) —99.2%		$165,454

Percentages are based on Net Assets of $166,758 (000).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At March 31, 2026, these securities amounted to $254($ Thousands), representing 0.15% of net assets of the Fund.

(C)	The rate reported is the 7-day effective yield as of March 31, 2026.

March 31, 2026	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

AMT—Alternative Minimum Tax

Cl—Class

COP—Certificate of Participation

GO—General Obligation

HUD SECT 8—U.S. Department of Housing and Urban Development Section 8

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

BSF-QH-001-4600

March 31, 2026	www.bishopstreetfunds.com